Note 21 Effects of disposal on the financial position of the group (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Effects of disposal on the financial position on the group [Line Items]
Cash and cash equivalents	€ (79,756)	€ (67,799)		€ (65,520)
Current financial assets at fair value through profit or loss, classified as held for trading	(110,671)	(123,493)		(105,878)
Financial assets at fair value through profit or loss, mandatorily measured at fair value	(6,888)	(6,086)		(5,198)
Financial assets at fair value through other comprehensive income	(58,980)	(60,421)		(69,440)
Financial assets at amortised cost	(422,061)	(372,676)		(367,668)
Derivative financial assets held for hedging	(1,891)	(1,805)		(1,991)
Tangible assets	(8,737)	(7,298)		(7,823)	€ (10,068)
Intangible assets and goodwill	(2,156)	(2,197)		(2,345)
Tax assets	(16,472)	(15,850)		(16,526)
Other assets	(2,614)	(1,934)		(2,513)
Non-current assets or disposal groups classified as held for sale	(1,022)	(1,061)		(85,987)
Assets	(713,140)	(662,885)		(733,797)
Current financial liabilities at fair value through profit or loss, classified as held for trading	95,611	91,135		84,109
Financial liabilities at amortised cost	528,629	487,893		490,606
Provisions	4,933	5,889		6,141
Tax liabilities	2,742	2,413		2,355
Other liabilities	4,880	3,621		2,802
Liabilities	€ 662,526	€ 614,125		€ 683,777
Sold USA subsidiary [Member]
Effects of disposal on the financial position on the group [Line Items]
Cash and cash equivalents			€ (11,476)
Current financial assets at fair value through profit or loss, classified as held for trading			(638)
Financial assets at fair value through profit or loss, mandatorily measured at fair value			(15)
Financial assets at fair value through other comprehensive income			(4,620)
Financial assets at amortised cost			(61,440)
Derivative financial assets held for hedging			(8)
Tangible assets			(788)
Intangible assets and goodwill			(1,938)
Tax assets			(349)
Other assets			(1,439)
Non-current assets or disposal groups classified as held for sale			(10)
Assets			(82,720)
Current financial liabilities at fair value through profit or loss, classified as held for trading			129
Financial liabilities at amortised cost			72,357
Provisions			156
Tax liabilities			207
Other liabilities			491
Liabilities			73,341
Total net assets liabilities			€ (9,378)